INCOME TAXES (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
U.S. statutory rate	34.00%	34.00%
Foreign income not registered in the U.S.	(34.00%)	(34.00%)
PRC statutory rate	25.00%	25.00%
Changes in valuation allowance and others	(25.00%)	(25.00%)
Effective tax rate	0.00%	0.00%